Noncontrolling Interests Subject To Put Provisions (Tables)	12 Months Ended
Dec. 31, 2013
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions

13. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

At December 31, 2013 and December 31, 2012 the Company's potential obligations under these put options were $648,251 and $523,260, respectively, of which, at December 31, 2013, put options with an aggregate purchase obligation of $275,468 were exercisable. In the last three fiscal years ending December 31, 2013, three such put provisions have been exercised for a total consideration of $7,105.

The following is a roll forward of noncontrolling interests subject to put provisions for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011

Beginning balance at January 1,	$523,260	$410,491	$279,709
Contributions to noncontrolling interests	(122,179)	(114,536)	(43,104)
Purchase/ sale of noncontrolling interests	6,723	134,643	37,786
Contributions from noncontrolling interests	17,767	16,565	7,222
Changes in fair value of noncontrolling interests	108,575	(18,880)	86,233
Net income	113,156	94,718	42,857
Other comprehensive income (loss)	949	259	(212)
Ending balance at December 31,	$648,251	$523,260	$410,491

	2013	2012	2011

Beginning balance at January 1,	$523,260	$410,491	$279,709
Contributions to noncontrolling interests	(122,179)	(114,536)	(43,104)
Purchase/ sale of noncontrolling interests	6,723	134,643	37,786
Contributions from noncontrolling interests	17,767	16,565	7,222
Changes in fair value of noncontrolling interests	108,575	(18,880)	86,233
Net income	113,156	94,718	42,857
Other comprehensive income (loss)	949	259	(212)
Ending balance at December 31,	$648,251	$523,260	$410,491